MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES
Marketable Securities
	December 31,
Marketable securities	2021	2020	2019
Balance, beginning of year	$-	$-	$-
Additions	1,000,000	-	-
Share sale	(779,179)	-	-
Loss on share sale	(220,821)	-	-
Balance, end of year	$-	$-	$-